Educational Contents, Net	12 Months Ended
Dec. 31, 2022
Educational Contents Net [Abstract]
EDUCATIONAL CONTENTS, NET

NOTE 6 — EDUCATIONAL CONTENTS, NET

Educational contents, net consist of the following:

	December 31, 2021	December 31, 2022
	RMB	RMB
Produced educational contents	293,333,332	66,037,733
Licensed copyrights	3,243,382	219,658,471
Less: Accumulated amortization	(89,881,358)	(71,254,389)
	206,695,356	214,441,814

No impairment charge was recognized for the years ended December 31, 2020 and 2021, respectively. For the year ended December 31, 2022, because certain contents were obsolete and the Company assessed it is not likely that end customers would subscribe for related educational contents. Accordingly, the Company accrued impairment charge of RMB106,097,876 and RMB84,904 against purchased educational contents and licensed copyrights, respectively.

Amortization expense was RMB 24,375,147, RMB 45,296,565 and RMB 103,334,908 for the years ended December 31, 2020, 2021 and 2022, respectively. Estimated amortization expense relating to the educational contents for each of the next five years is as follows:

Year ending December 31,	RMB
2023	51,943,394
2024	51,943,394
2025	51,943,394
2026	49,380,502
2027	9,231,132
Total expected amortization expense	214,441,814